Fair Value Measurements - Fair value hierarchy (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CIK0001812667 CC Neuberger Principal Holdings II
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account	$ 828,823,235	$ 828,616,552	$ 828,291,565
CIK0001812667 CC Neuberger Principal Holdings II | Money market mutual funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account	417,395,220	50,150,712	55,645,484
CIK0001812667 CC Neuberger Principal Holdings II | Marketable Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account	0	19,960	51,713,546
CIK0001812667 CC Neuberger Principal Holdings II | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities.			60,973,400
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	30,742,000	30,900,000	38,093,000
Fair Value, Recurring [Member] | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	30,098,000	30,096,000	38,093,000
Fair Value, Recurring [Member] | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	644,000	804,000
Fair Value, Recurring [Member] | CIK0001812667 CC Neuberger Principal Holdings II | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	411,428,015
Fair Value, Recurring [Member] | CIK0001812667 CC Neuberger Principal Holdings II | Level 1 | U.S. Treasury Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure		778,445,880	720,932,535
Fair Value, Recurring [Member] | Public Warrants | CIK0001812667 CC Neuberger Principal Holdings II | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities.	20,700,000	28,152,000	36,018,000
Fair Value, Recurring [Member] | Private Placement Warrants | CIK0001812667 CC Neuberger Principal Holdings II | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities.	42,688,000	54,380,800	38,233,600
Fair Value, Recurring [Member] | Forward Purchase Agreement | CIK0001812667 CC Neuberger Principal Holdings II | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities.	$ 2,365,000	$ 3,343,000	$ 13,105,000